SEGMENT REPORTING	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
21.	SEGMENT REPORTING

In accordance with ASC 280 “Segment Reporting”, the Group's chief operating decision maker has been identified as the chief executive officer, who makes resource allocation decisions and assesses performance based on the Group's consolidated results. As a result, the Group has only one reportable segment.

Geographic disclosures

As the Group generates substantially all of its revenues from customers domiciled in the PRC, no geographical segments are presented. All of the Group's long-lived assets are located in the PRC.